Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
Schedule of Expense Recognized in Financial Statements

The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:

	For the Year Ended December 31
	2025	2024	2023
	U.S. Dollar in thousands
Cost of revenues	$213	$159	$249
Research and development	102	96	167
Selling and marketing	175	177	238
General and administrative	355	435	660
Total share-based compensation	$845	$867	$1,314

Schedule of Weighted Average Exercise Prices of Share

The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:

	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS
Outstanding at beginning of year	2,567,488	19.81	3,022,098	19.81	3,022,314	19.91
Granted	1,312,000	23.75	29,849	23.33	321,264	18.60
Exercised	(742,654)	19.86	(189,154)	18.49	(42,175)	19.04
Forfeited	(57,839)	18.32	(295,305)	20.90	(279,305)	19.57

Outstanding at end of year(1)	3,078,995	21.53	2,567,488	19.81	3,022,098	19.81
Exercisable at end of year(2)	1,206,709	20.18	1,518,437	20.25	1,412,709	20.40
The weighted average remaining contractual life for the share options		5.88		3.49		3.93

(1)	The range of exercise prices for share options outstanding as of December 31, 2025, were NIS 16.53- NIS 29.68. Exercise is by net exercise method.

(2)	The weighted average exercise price of the exercisable options at December 31, 2025, 2024 and 2023 translated into U.S. dollars as of the relevant exchange rate on those days is $6.12, $5.55, $5.62, respectively.
	2025		2024		2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In USD		In NIS		In NIS
Outstanding at beginning of year	250,583	5.61	247,883	5.56	225,500	5.55
Granted	258,000	7.14	12,700	6.36	22,383	5.64
Exercised	(19,050)	-	-	-	-	-
Forfeited	(8,100)	5.65U	(10,000)	5.36	-	-

Outstanding at end of year(1)	481,433	6.44	250,583	5.61	247,883	5.56
Exercisable at end of year	153,361	5.60	113,345	5.56	56,375	5.55
The weighted average remaining contractual life for the share options		6.46		4.06		5.00

(1)	The range of exercise prices for share options outstanding as of December 31, 2024, were USD 4.57- USD 7.14 Exercise is by net exercise method.

Schedule of RSUs and Changes in RSUs	The following table lists the number of RSUs and changes in RSUs grants during the year:
	Number of RSUs
	2025	2024	2023

Outstanding at beginning of year	-	1,875	14,705
Granted	-	-	-
End of restriction period	-	(1,875)	(12,444)
Forfeited	-	-	(386)

Outstanding at end of year	-	-	1,875
The weighted average remaining contractual life for the restricted share units	-	-	0.25

Schedule of Inputs to Binomial Model Used for Fair Value Measurement

The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.

	2025	2024	2023
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	32-36	29-38	26-38
Risk-free interest rate (%)	3.69-4.03	3.74-4.87	3.76-4.70
Contractual term of up to (years)	10	6.5	6.5
Weighted average share prices (NIS)	23.75	20.82-22.77	16.10-19.46
Expected average forfeiture rate (%)	8.5	8.5	8.5

Under the US Appendix:

	2025	2024	2023
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	38-41	38-43	34-47
Risk-free interest rate (%)	3.44-3.97	3.04-6.11	3.76-5.03
Contractual term of up to (years)	10	6.5	6.5
Weighted average share prices (USD)	7.14	5.88-6.30	4.22-5.55
Expected average forfeiture rate (%)	8.5	8.5	5-8.5